Interim Condensed Consolidated Statements of Financial Position (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Trade receivables, net of allowance for credit losses	$ 926	$ 1,113